SIGNIFICANT ACCOUNTING POLICIES (Gains and Losses Recorded for Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 08, 2008
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net	$ (569)	$ 413
Gain (loss) recognized in Statements of Operations	418	1,341
Notional amount of derivative instrument	17,012	10,643
Value of loan hedged with interest rate swap			40,000
Interest rate on loan held as derivative instrument			3.13%
Interest Rate Swap [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net	176	(677)
Interest Rate Swap [Member] | Financial expenses [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	(53)	635
Foreign exchange option and forward contracts [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net	(745)	1,090
Foreign exchange option and forward contracts [Member] | Operating income (expenses) [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	1,235	(349)
Foreign exchange option and forward contracts [Member] | Financial (expense) income [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	124	1,235
Foreign exchange forward contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of derivative instrument		15,182
Foreign exchange forward contracts [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net
Lease embedded derivative [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net
Lease embedded derivative [Member] | Financial (expense) income [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	(988)	(399)
Cash Fee [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net
Cash Fee [Member] | Financial (expense) income [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	$ 100	$ 219